Taxes Payable - Schedule of Tax Payable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Tax Payable [Abstract]
Income taxes payable	$ 92,816	$ 92,816
Other taxes payable (recovery)	468	(58,953)
Total taxes payable	$ 93,284	$ 33,863